CUSTOMERS' REFUNDABLE FEES (Tables)	12 Months Ended
Dec. 31, 2016
Revenue Recognition [Abstract]
Roll-Forward of Customers' Refundable Fees
	As of December 31,
	2015	2016
	US$	US$
Balance at beginning of year	42,392	59,107
Cash received from customers during the year	392,750	371,837
Revenue recognized during the year	(204,282)	(272,083)
Payments to sales and marketing agents during the year	(95,212)	(33,251)
Refunds paid during the year	(73,526)	(90,061)
Amounts payable to real estate developers	-	(4,674)
Foreign currency translation adjustments	(3,015)	(2,245)
Balance at end of year	59,107	28,630